Provisions - Other Benefit Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other provisions [abstract]
Provisions	$ 193,177	$ 198,583	$ 163,783
Other Provisions Provisions For Taxes
Other provisions [abstract]
Provisions	1,998	2,506
Other Provisions for Reclaiming Land
Other provisions [abstract]
Provisions	$ 7,551	$ 6,422